Subsequent events (Details) - $ / shares			1 Months Ended	12 Months Ended
		Feb. 22, 2018	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Cash distributions declared relating to the period (in dollars per unit)	[1],[2]			$ 0.1	$ 0.1	$ 0.25
Subsequent Event
Subsequent Event [Line Items]
Cash distributions declared relating to the period (in dollars per unit)		$ 0.1000
Subsequent Event | Secured Debt | Term Loan B (TLB)
Subsequent Event [Line Items]
Debt instrument, percentage increase in margin			3.00%

[1]	Distributions were declared and paid only with respect to the common units in 2017.
[2]	Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.